Bank Loans and Other Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Summarized below are bank loans and other debt as of December 31, 2016 and 2015:

	December 31,
	2016	2015
China Merchants Bank (a)	$4,321	$4,631
Bank of Beijing (b)	7,072	2,933
Bank of China (c)	1,440	1,544
China Merchants Bank (d)	-	3,087
China Construction Bank (e)	9,996	7,719
PingAn Bank (f)	4,321	-
Citi Bank (g)	4,129	-

Bank loans due within one year	31,279	19,914

Beijing Zhongguancun Development Group (h)	-	1,861

Current portion of long-term bank loans and other debt	-	1,861

Bank of Beijing (i)	6,420	756
China Construction Bank (j)	3,028	-

Long-term bank loans and other debt	9,448	756

Total bank loans and other debt	$40,727	$22,531

(a) On June 30, 2015, Sinovac Beijing entered into a bank loan with China Merchants Bank in the aggregate principal amount of $4,631 (RMB 30 million) to finance its working capital requirements bearing interest at 15% above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.58% per year. Interest was payable quarterly. The loan was drawn on June 30, 2015 and was repaid on June 29, 2016.

On November 1, 2016, Sinovac Beijing entered into a one-year term bank loan with China Merchants Bank in the aggregate principal amount of $4,321 (RMB 30 million) to finance its working capital requirements, bearing interest at 15% above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.00% per year. Interest is payable quarterly and the loan is payable on October 30, 2017.

(b) On September 18, 2015, Sinovac Beijing entered into a maximum credit facility of $7,202 (RMB 50 million) with Bank of Beijing to finance its working capital requirements. The loan bears interest at 4.35% and is payable quarterly. $1,467 (RMB 9.5 million) was drawn on October 28, 2015 and $1,466 (RMB 9.5 million) was drawn on November 30, 2015. These two tranches were repaid on May 25 and June 27, 2016, respectively. $1,368 (RMB 9.5 million) was drawn on January 14, 2016 and $1,368 (RMB 9.5 million) was drawn on February 29, 2016. These two tranches were repaid on July 27 and August 30, 2016, respectively. $1,368 (RMB 9.5 million) was drawn on April 14, 2016 and is payable on April 14, 2017. $1,426 (RMB 9.9 million) was drawn on May 25, 2016 and is payable on May 25, 2017. $1,426 (RMB 9.9 million) was drawn on June 27, 2016 and is payable on June 27, 2017. $1,426 (RMB 9.9 million) was drawn on July 27, 2016 and is payable on July 27, 2017. $1,426 (RMB 9.9 million) was drawn on August 30, 2016 and is payable on August 30, 2017.

(c) On March 17, 2015, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $772 (RMB 5 million) to finance its working capital requirements. The loan bore interest at 30% above the prime rate of a one-year term loan published by the People’s Bank of China, at 6.955%. Interest was paid monthly and the loan was repaid on March 16, 2016.

On October 26, 2015, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $772 (RMB 5 million) to finance its working capital requirements. The loan bore interest at 166 base points above the prime rate of a one-year term loan published by the People’s Bank of China, at 6.01%. Interest was paid monthly and the loan was repaid on October 26, 2016.

On March 22, 2016, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $720 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 166 base points above the prime rate of a one-year term loan published by the People’s Bank of China, at 6.01%. Interest was paid monthly and the loan was repaid on September 30, 2016.

On September 26, 2016, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $720 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 144.2 base points above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.79%. Interest is payable monthly and the loan is payable on September 26, 2017. On October 12, 2016, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $720 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 144.2 base points above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.79%. Interest is payable monthly and the loan is payable on October 11, 2017. Prepaid land lease payments and buildings of Sinovac Dalian with a net book value of $7,982 (RMB 55.4 million) were pledged as collateral.

(d) On November 5, 2015, Sinovac Beijing entered into a one-year term bank loan with China Merchants Bank in the aggregate principal amount of $3,087 (RMB 20 million) to finance its working capital requirements, bearing interest at 5% above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.57% per year. Interest was payable quarterly. The loan was guaranteed by an unrelated third party, with a guarantee fee of $62 (RMB 0.4 million) over the term of the loan. Trade receivables of Sinovac Beijing with a carrying value of not lower than $5,403 (RMB 35 million) were pledged as collateral. The loan was repaid on November 4, 2016.

(e) On May 6, 2015, Sinovac Beijing entered into a maximum credit facility of $17,284 (RMB 120 million) with China Construction Bank to finance its working capital requirements.

On June 4, 2015, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,719 (RMB 50 million) to finance its working capital requirements, bearing interest at 5% above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.36% per year. Interest is payable monthly. The loan was drawn by three installments on June 4, 2015, June 29, 2015, and August 7, 2015, and was repaid on June 3, 2016. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 80%, the current ratio must not be lower than 0.8, contingent liabilities must not be higher than $24,830 (RMB 161 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%. The Company was in compliance with such covenants as of December 31, 2015. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $16,229 (RMB 105.1 million) were pledged as collateral as of December 31, 2015.

On March 8, 2016, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,202 (RMB 50 million) to finance its working capital requirements, bearing interest at 5% above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.57%. Interest is payable monthly and the loan is payable on March 7, 2017. $7,202 (RMB 50 million) was drawn on March 8, 2016. On July 26, 2016, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,202 (RMB 50 million) to finance its working capital requirements, bearing interest at 5% below the prime rate of a one-year term loan published by the People’s Bank of China, at 4.13%. Interest is payable monthly and the loan is payable on July 25, 2017. $2,218 (RMB 15.4 million) and $576 (RMB 4 million) were drawn on July 26, 2016, and August 12, 2016, respectively. Pursuant to the covenants set out in these two bank loan agreements, Sinovac Beijing’s debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $23,189 (RMB 161 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%. The Company was in compliance with such covenants as of December 31, 2016. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $14,378 (RMB 99.9 million) were pledged as collateral against these two loans as of December 31, 2016.

(f) On June 24, 2016, Sinovac Beijing entered into a bank loan with PingAn Bank in the aggregate principal amount of $4,321 (RMB 30 million) to finance its working capital requirements. The loan bears interest at the prime rate of a one-year term loan published by the People’s Bank of China, at 4.35%. Interest is payable quarterly and the loan is payable on June 24, 2017.

(g) On May 9, 2016, Sinovac Beijing entered into a revolving bank loan with Citi Bank in the aggregate principal limit of $4,321 (RMB 30 million) to finance its working capital requirements. The revolving loan bears interest at the prime rate of a one-year term loan published by the People’s Bank of China, at 4.35% and interest is payable quarterly. Each withdraw from the revolving loan has a maximum term of 12 months. $1,258 (RMB 8.7 million) was drawn on July 14, 2016, and is payable on January 6, 2017. $216 (RMB 1.5 million) was drawn on August 24, 2016, and is payable on February 16, 2017. $547 (RMB 3.8 million) was drawn on September 13, 2016, and is payable on March 9, 2017. $551 (RMB 3.8 million) was drawn on September 28, 2016, and is payable on September 28, 2017. $547 (RMB 3.8 million) was drawn on October 12, 2016, and is payable on October 12, 2017. $463 (RMB 3.2 million) was drawn on October 31, 2016, and is payable on October 31, 2017. $547 (RMB 3.8 million) was drawn on November 14, 2016, and is payable on November 14, 2017.

(h) The loan from Beijing Zhongguancun Development Group in the aggregate principal amount of $1,861 (RMB 12 million) was for funding the EV71 vaccine research project of Sinovac Beijing. The total loan was $1,861 (RMB 12 million) bearing interest at 0.36% per year. $931 (RMB 6 million) was received in 2012 and $930 (RMB 6 million) was received in 2013. The loan was repaid on February 22, 2016. Fair value differential of $358 (between the face value and the fair value using the effective interest rate method at the Company's borrowing rate) was recorded as a current deferred government grant as of December 31, 2015 (note 16), and was recognized as government grant income for the year ended December 31, 2016.

(i) On May 20, 2015, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $6,913 (RMB 48 million) with a term from July 2015 to May 2020 for construction of the pneumococcal polysaccharide vaccine facilities. The loan’s interest rate is based on the prime rate of a five-year term loan published by the People’s Bank of China at the time withdraws are made. Interest is payable quarterly and the loan is payable on May 20, 2020. $756 (RMB 4.9 million) was drawn in 2015 with an annual interest rate of 5.25%, and $5,714 (RMB 39.7 million) was drawn in 2016 with an annual interest rate of 4.75%. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $2,468 (RMB 17.2 million) were pledged as collateral as of December 31, 2016.

(j) On May 6, 2015, Sinovac Beijing entered into a maximum credit facility of $10,082 (RMB 70 million) with China Construction Bank to finance construction of the Sabin inactivated polio vaccine facilities. On October 14, 2016, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,202 (RMB 50 million) with a term from October 2016 to October 2021. The loan bears interest at 5% below the prime rate of a five-year term loan published by the People’s Bank of China, adjusted every 12 month, currently at 4.51%. Interest is payable quarterly and the loan is payable on October 13, 2021. $3,028 (RMB 21.0 million) was drawn in 2016. Pursuant to the covenants set out in the bank loan agreement, Sinovac Beijing’s debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $23,189 (RMB 161 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%. The Company was in compliance with such covenants as of December 31, 2016. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $14,378 (RMB 99.9 million) were pledged as collateral.

Schedule of Maturities of Long Term Debt and Short Term Debt [Table Text Block]	Aggregate annual principal payments of loans payable as of December 31, 2016 are as follows:
Within 1 year	$31,279
In 2018	-
In 2019	-
In 2020	6,420
In 2021	3,028
Total	$40,727